Condensed Consolidated Statements of Change in Shareholders' Deficit - USD ($)	Total	Previously Reported [Member]	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]	Class A Ordinary Shares Ordinary Shares	Class A Ordinary Shares Ordinary Shares Previously Reported [Member]	Class B Ordinary Shares Ordinary Shares	Class B Ordinary Shares Ordinary Shares Previously Reported [Member]
Balance at Dec. 31, 2020	$ 19,506		$ 24,137		$ (5,494)				$ 863
Balance (in Shares) at Dec. 31, 2020									8,625,000
Sale of 34,500,000 Units on March 2, 2021 through public offering	3,450						$ 3,450
Sale of 34,500,000 Units on March 2, 2021 through public offering (in Shares)							34,500,000
Excess of the fair value of private placement warrants over cash received	1,880,000		1,880,000
Class A ordinary shares subject to possible redemption	(3,450)						$ (3,450)
Class A ordinary shares subject to possible redemption (in Shares)							(34,500,000)
Remeasurement of Class A ordinary shares subject to possible redemption	(28,950,644)		(1,904,137)		(27,046,507)
Net income	5,128,650				5,128,650
Balance at Dec. 31, 2021	(21,922,488)		0		(21,923,351)		$ 0		$ 863
Balance (in Shares) at Dec. 31, 2021							0		8,625,000
Net income	1,295,281		0		1,295,281		$ 0		$ 0
Balance at Mar. 31, 2022	(20,627,207)		0		(20,628,070)		$ 0		$ 863
Balance (in Shares) at Mar. 31, 2022							0		8,625,000
Balance at Dec. 31, 2021	(21,922,488)		0		(21,923,351)		$ 0		$ 863
Balance (in Shares) at Dec. 31, 2021							0		8,625,000
Net income		$ 3,321,266
Balance at Jun. 30, 2022		(18,781,440)
Balance at Dec. 31, 2021	(21,922,488)		0		(21,923,351)		$ 0		$ 863
Balance (in Shares) at Dec. 31, 2021							0		8,625,000
Net income		6,726,111
Balance at Sep. 30, 2022		(16,803,964)
Balance at Dec. 31, 2021	(21,922,488)		0		(21,923,351)		$ 0		$ 863
Balance (in Shares) at Dec. 31, 2021							0		8,625,000
Accretion portion net against additional paid-in-capital	(592,600)		(592,600)
Proceeds received on convertible note less than fair value	592,600		592,600
Remeasurement of Class A ordinary shares subject to possible redemption	(4,334,713)		(2,727,125)		(1,607,588)
Reduction of deferred underwriting fee payable	8,784,563		8,784,563
Net income	5,982,340				5,982,340
Balance at Dec. 31, 2022	(11,490,298)	(11,490,298)	6,057,483	$ 6,057,438	(17,548,599)	$ (17,548,599)		$ 0	$ 863	$ 863
Balance (in Shares) at Dec. 31, 2022								0	8,625,000	8,625,000
Balance at Mar. 31, 2022	(20,627,207)		0		(20,628,070)		$ 0		$ 863
Balance (in Shares) at Mar. 31, 2022							0		8,625,000
Net income		2,025,986
Balance at Jun. 30, 2022		(18,781,440)
Balance at Dec. 31, 2022	(11,490,298)	$ (11,490,298)	6,057,483	$ 6,057,438	(17,548,599)	$ (17,548,599)		$ 0	$ 863	$ 863
Balance (in Shares) at Dec. 31, 2022								0	8,625,000	8,625,000
Accretion of Class A ordinary shares subject to possible redemption	(4,017,216)		(4,017,216)				$ 0		$ 0
Proceeds received on convertible note less than fair value	12,198		12,198		0		0		0
Net income	170,155		0		170,155		$ 0		0
Balance at Mar. 31, 2023	$ (15,325,161)		$ 2,052,420		$ (17,378,444)				$ 863
Balance (in Shares) at Mar. 31, 2023									8,625,000